Reconciliation of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets of Defined Benefit Plans (Detail) In Thousands, unless otherwise specified				12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2011 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2010 Pension Plans, Defined Benefit JPY (¥)
Change in benefit obligations:
Accumulated postretirement benefit obligations, beginning of year				$ 1,638,536	¥ 134,360,000	¥ 137,452,000
Service cost				91,378	7,493,000	6,630,000	7,224,000
Interest cost				42,378	3,475,000	3,585,000	3,745,000
Actuarial loss				30,732	2,520,000	1,854,000
Plan participants' contributions				1,061	87,000	55,000
Acquisition				1,707	140,000	125,000
Benefits paid				(154,219)	(12,646,000)	(13,505,000)
Foreign currency exchange rate change				(10,451)	(857,000)	(1,836,000)
Accumulated postretirement benefit obligations, end of year				1,641,122	134,572,000	134,360,000	137,452,000
Change in plan assets:
Fair value of plan assets, beginning of year				1,125,500	92,291,000	94,403,000
Actual return on plan assets				12,317	1,010,000	251,000
Employers' contributions				66,427	5,447,000	7,318,000
Plan participants' contributions				585	48,000	55,000
Acquisition				73	6,000	55,000
Benefits paid				(111,049)	(9,106,000)	(8,381,000)
Foreign currency exchange rate change				(7,743)	(635,000)	(1,410,000)
Fair value of plan assets, end of year				1,086,110	89,061,000	92,291,000	94,403,000
Funded status, end of year				(555,012)	(45,511,000)	(42,069,000)
Prepaid benefit cost				21,939	1,799,000	2,000,000
Other current liabilities				(1,220)	(100,000)	(49,000)
Accrued benefit liability	(618,110)	(50,685,000)	(48,027,000)	(575,731)	(47,210,000)	(44,020,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet				(555,012)	(45,511,000)	(42,069,000)
Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss				459,768	37,701,000	36,922,000
Prior service cost				26,122	2,142,000	1,491,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax				$ 485,890	¥ 39,843,000	¥ 38,413,000